UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21024

Active Assets Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Government Trust

Portfolio of Investments • March 31, 2017 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (53.9)%
$313,000	ABN Amro Securities LLC, (Interest in $1,200,000,000 joint repurchase agreement, dated 03/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,200,082,000 on 04/03/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 12/20/64; valued at $1,236,272,663)	0.82%		04/03/17	$313,000,000
250,000	Bank of America, (dated 03/31/17; proceeds $250,017,083; fully collateralized by a U.S. Government agency security, 3.50% due 07/01/45; valued at $257,732,983)	0.82		04/03/17	250,000,000
103,000	Bank of Montreal, (dated 03/31/17; proceeds $103,006,695; fully collateralized by various U.S. Government agency securities, 1.01% - 5.00% due 10/17/17 - 03/01/47; valued at $105,982,916)	0.78		04/03/17	103,000,000
20,000	Bank of Nova Scotia, (dated 01/30/17; proceeds $20,059,049; fully collateralized by various U.S. Government agency securities, 1.76% - 4.50% due 01/01/26 - 10/01/46 and a U.S. Government obligation, 1.75% due 05/15/23; valued at $20,599,881) (Demand 04/07/17)	0.58	(a)	07/31/17	20,000,000
142,000	Bank of Nova Scotia, (dated 01/05/17; proceeds $142,471,653; fully collateralized by various U.S. Government agency securities, 1.76% - 5.00% due 10/01/25 - 02/01/47; valued at $146,187,568) (Demand 04/07/17)	0.66	(a)	07/06/17	142,000,000
45,000	Bank of Nova Scotia, (dated 03/31/17; proceeds $45,003,038; fully collateralized by various U.S. Government agency securities, 2.27% - 6.00% due 11/01/20 - 12/01/46; valued at $46,356,695)	0.81		04/03/17	45,000,000
480,000	BNY Mellon Capital Markets, (dated 03/31/17; proceeds $480,033,600; fully collateralized by various U.S. Government agency securities, 1.03% - 10.00% due 04/15/17 - 03/20/47; valued at $494,986,194)	0.84		04/03/17	480,000,000
2,000	Credit Agricole Corp., (Interest in $425,000,000 joint repurchase agreement, dated 03/31/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $425,029,042 on 04/03/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 05/31/21; valued at $433,823,591)	0.82		04/03/17	2,000,000
40,000	ING Financial Markets LLC, (dated 01/13/17; proceeds $40,064,244; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 06/01/26 - 11/01/46; valued at $41,200,111)	0.59		04/21/17	40,000,000

20,000	ING Financial Markets LLC, (dated 02/08/17; proceeds $20,070,089; fully collateralized by various U.S. Government agency securities, 3.50% - 4.00% due 06/01/26 - 07/01/46; valued at $20,604,752)	0.76		07/24/17	20,000,000
15,000	ING Financial Markets LLC, (dated 01/24/17; proceeds $15,058,825; fully collateralized by a U.S. Government agency security, 3.50% due 07/01/46; valued at $15,453,277)	0.78		07/24/17	15,000,000
10,000	ING Financial Markets LLC, (dated 03/17/17; proceeds $10,021,000; fully collateralized by a U.S. Government agency security, 3.50% due 07/01/46; valued at $10,300,531)	0.84		06/15/17	10,000,000
225,000	Mizuho Securities USA, Inc., (dated 03/30/17; proceeds $225,034,563; fully collateralized by various U.S. Government obligations, 0.00% - 1.25% due 10/12/17 - 06/30/21; valued at $229,312,001)	0.79		04/06/17	225,000,000
240,000	Nomura Securities, (dated 03/31/17; proceeds $240,016,200; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 04/30/17 - 02/15/47; valued at $244,777,537)	0.81		04/03/17	240,000,000
58,000	Nomura Securities, (dated 03/31/17; proceeds $58,003,963; fully collateralized by various U.S. Government agency securities, 0.00% - 4.50% due 04/19/17 - 02/20/67 and U.S. Government obligations, 1.00% - 3.50% due 02/15/18 - 07/31/22; valued at $59,565,361)	0.82		04/03/17	58,000,000
250,000	Pershing LLC, (dated 03/30/17; proceeds $250,039,375; fully collateralized by various U.S. Government agency securities, 0.00% - 9.50% due 04/17/17 - 02/20/67 and U.S. Government obligations, 0.00% - 4.50% due 05/15/17 - 05/15/45; valued at $256,928,655)	0.81		04/06/17	250,000,000
40,000	RBC Capital Markets LLC, (dated 01/05/17; proceeds $40,057,000; fully collateralized by various U.S. Government agency securities, 2.50% - 5.00% due 08/01/31 - 04/01/47; valued at $41,200,000)	0.57		04/05/17	40,000,000
95,000	RBC Capital Markets LLC, (dated 03/21/17; proceeds $95,061,750; fully collateralized by various U.S. Government agency securities, 2.24% - 5.50% due 12/01/19 - 04/01/47; valued at $97,841,828) (Demand 04/07/17)	0.78	(a)	04/20/17	95,000,000
579,000	RBS Securities, Inc., (dated 03/31/17; proceeds $579,038,600; fully collateralized by various U.S. Government agency securities, 0.75% - 7.13% due 04/20/17 - 07/15/32 and U.S. Government obligations, 0.88% - 1.75% due 01/31/18 - 10/31/18; valued at $590,582,934)	0.80		04/03/17	579,000,000
20,000	Wells Fargo Bank NA, (dated 12/07/16; proceeds $20,068,611; fully collateralized by a U.S. Government obligation, 0.88% due 06/15/17; valued at $20,351,847)	0.65		06/15/17	20,000,000
85,000	Wells Fargo Securities LLC, (dated 01/13/17; proceeds $85,125,375; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 03/01/47; valued at $87,531,519)	0.59		04/13/17	85,000,000

90,000	Wells Fargo Securities LLC, (dated 03/16/17; proceeds $90,184,275; fully collateralized by various U.S. Government agency securities, 3.50% due 02/01/47 - 03/01/47; valued at $92,764,656)	0.81	06/15/17	90,000,000
	Total Repurchase Agreements (Cost $3,122,000,000)			3,122,000,000

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE(b)	MATURITY DATE	VALUE
	U.S. Agency Securities (37.4)%
	Federal Farm Credit Bank
15,000		0.72	(a)%	04/10/17	07/10/18	15,000,000
15,000		0.77	(a)	04/09/17	11/09/18	14,997,632
10,000		0.80		—	06/05/17	10,001,572
10,000		0.84	(a)	05/02/17	02/02/18	10,017,777
15,000		0.86	(a)	04/05/17	07/05/18	14,999,963
15,000		0.92	(a)	04/10/17	08/10/17	14,999,205
14,000		0.95	(a)	04/25/17	10/25/17	14,005,491
5,000		0.99	(a)	04/20/17	02/20/18	5,000,000
54,705		0.99		—	04/17/17	54,707,988
10,000		1.01	(a)	04/26/17	07/26/17	9,999,681
20,000		1.01	(a)	04/28/17	08/28/17	19,999,178
36,265		1.01		—	04/26/17	36,269,597
20,000		1.01	(a)	04/29/17	05/29/18	20,000,000
65,000		1.09	(a)	04/29/17	08/29/18	65,000,000
	Federal Home Loan Bank
165,000		0.55		—	04/10/17	164,982,354
40,000		0.55		—	05/30/17	39,965,167
15,000		0.60		—	06/01/17	14,985,250
90,000		0.63		—	05/30/17	90,004,923
15,000		0.63		—	05/12/17	14,989,763
16,000		0.64		—	05/17/17	15,987,582
15,000		0.64		—	05/19/17	14,987,829
35,000		0.64		—	07/31/17	34,926,534
15,000		0.65		—	05/23/17	14,986,458
60,000		0.65		—	08/02/17	59,869,320
30,000		0.65		—	08/11/17	29,930,233
15,000		0.66	(a)	04/14/17	08/14/17	14,999,639
30,000		0.67		—	06/20/17	29,956,450
75,000		0.67		—	08/16/17	74,811,563
15,000		0.68		—	06/15/17	14,979,317
25,000		0.70		—	08/23/17	24,931,465
20,645		0.72		—	06/21/17	20,657,615
10,000		0.75		—	05/25/17	10,000,000
20,000		0.77		—	05/23/17	20,000,000
40,000		0.80		—	06/12/17	39,938,167
18,000		0.80		—	05/01/17	18,000,000
22,390		0.81		—	06/09/17	22,397,514
25,000		0.81	(a)	05/25/17	08/25/17	25,000,000
25,000		0.81	(a)	05/24/17	08/24/17	25,000,000
10,000		0.82	(a)	04/08/17	03/08/18	9,999,878
15,000		0.83		—	06/22/17	15,000,000
30,000		0.84	(a)	04/03/17	08/03/17	30,000,000
50,000		0.84	(a)	04/09/17	06/09/17	50,000,000
15,000		0.85	(a)	05/23/17	02/23/18	15,000,000
15,000		0.85	(a)	05/25/17	02/23/18	15,000,000
30,000		0.85	(a)	05/28/17	02/28/18	30,000,000

17,000		0.86	(a)	04/08/17	12/08/17	17,007,795
15,000		0.86	(a)	04/07/17	07/07/17	15,000,000
25,000		0.86	(a)	05/24/17	11/24/17	25,000,000
20,000		0.87	(a)	05/24/17	11/24/17	20,000,000
22,500		0.88	(a)	04/06/17	09/06/17	22,501,001
30,000		0.88	(a)	05/12/17	02/12/18	30,000,000
55,000		0.89	(a)	05/16/17	02/16/18	55,000,000
48,000		0.89		—	05/16/17	47,998,142
65,000		0.90	(a)	05/22/17	02/22/18	65,000,000
30,000		0.91	(a)	04/19/17	05/19/17	30,000,000
50,000		0.93	(a)	04/21/17	08/21/17	50,000,000
25,000		0.93	(a)	05/05/17	02/05/18	25,000,000
50,000		0.93	(a)	04/05/17	02/05/18	50,000,000
15,000		0.93	(a)	04/22/17	08/22/17	15,000,000
40,000		0.94	(a)	06/05/17	06/05/18	39,997,650
5,000		0.95	(a)	05/01/17	11/01/17	5,000,000
35,000		0.96	(a)	04/27/17	10/27/17	34,994,329
20,000		0.96	(a)	04/28/17	08/28/17	20,000,000
15,000		0.97	(a)	06/16/17	03/16/18	15,000,000
20,000		0.97	(a)	04/18/17	08/18/17	20,000,000
8,900		0.97	(a)	04/25/17	10/25/17	8,915,748
60,000		0.98	(a)	04/04/17	10/04/17	59,998,571
15,000		1.03	(a)	05/21/17	08/21/17	14,999,420
27,500		1.03	(a)	05/23/17	08/23/17	27,499,497
27,705		1.03	(a)	05/25/17	08/25/17	27,705,934
10,000		1.04	(a)	06/01/17	09/01/17	10,000,000
35,000		1.10	(a)	06/13/17	09/13/17	34,999,198
	Federal Home Loan Mortgage Corporation
15,000		0.98	(a)	04/08/17	01/08/18	15,000,000
20,000		0.98		—	04/20/17	19,999,858
16,000		1.11	(a)	04/21/17	07/21/17	15,999,508
25,000	Federal National Mortgage Association	0.99	(a)	04/11/17	01/11/18	25,000,000
	Total U.S. Agency Securities (Cost $2,168,901,756)					2,168,901,756

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	U.S. Treasury Securities (8.6)%
	U.S. Treasury Bills
25,000	(c)	0.66%	08/17/17	24,939,083
60,000	(c)	0.67	06/29/17	59,904,300
	U.S. Treasury Notes
117,620		0.13	04/15/17	117,800,626
20,000		0.50	07/31/17	19,986,548
15,000		0.63	05/31/17	14,999,228
65,000		0.63	07/31/17	64,983,607
30,000		0.75	06/30/17	30,006,899
45,000		1.88	08/31/17	45,205,336
20,000		2.38	07/31/17	20,107,549
49,000		2.50	06/30/17	49,216,538
15,000		2.75	05/31/17	15,050,329
40,000		4.75	08/15/17	40,585,892
	Total U.S. Treasury Securities (Cost $502,785,935)			502,785,935

	Total Investments (Cost $5,793,687,691) (d)(e)		99.9%	5,793,687,691
	Other Assets in Excess of Liabilities		0.1	3,049,055
	Net Assets		100.0%	$5,796,736,746

(a)	Rate shown is the rate in effect at March 31, 2017.
(b)	Date of next interest rate reset.
(c)	Rate shown is the yield to maturity at March 31, 2017.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Active Assets Government Trust

Summary of Investments • March 31, 2017 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/17	Percentage of Total Investments
Repurchase Agreements	53.9%
U.S. Agency Securities	37.4
U.S. Treasury Securities	8.7
100.0%

Active Assets Government Trust

Notes to Portfolio of Investments • March 31, 2017 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$3,122,000,000	$—	$3,122,000,000
U.S. Agency Securities	—	2,168,901,756	—	2,168,901,756
U.S. Treasury Securities	—	502,785,935	—	502,785,935
Total Assets	$—	$5,793,687,691	$—	$5,793,687,691

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017